November 20, 2007
VIA FEDERAL EXPRESS
AND ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Mail Stop 7010
100 F Street NE
Washington, D.C. 20549-7010
Attention: Sean Donahue, Esq.

Re:	Pacific Asia Petroleum, Inc.
Registration Statement on Form 10-SB
Filed on August 16, 2007
File No. 000-52770

Ladies and Gentlemen:
     On behalf of Pacific Asia Petroleum, Inc., a Delaware corporation (the “Company”), we have enclosed for filing under the Securities Exchange Act of 1934, Amendment No. 2 to the Registration Statement on Form 10-SB (“Form 10-SB”), including exhibits thereto, that was initially filed with the Securities and Exchange Commission (the “Commission”) on August 16, 2007, and first amended on October 12, 2007. We have supplementally enclosed a copy of Amendment No. 2 that has been marked to show the changes that have been made to the Form 10-SB/A as filed on October 12, 2007.
     By its letter dated November 5, 2007, the staff of the Commission (the “Staff”) provided the Company with comments on the Form 10-SB/A as filed on October 12, 2007. We have set forth below the responses of the Company to the Staff’s comments. Our responses are numbered in a manner that corresponds with the Staff’s comments set forth in its letter.
General
1.	Please disclose that if there are any inconsistencies between the Chinese and English versions of your contracts, the Chinese version will govern.

Securities and Exchange Commission
November 20, 2007

     COMPANY RESPONSE
The Company is a party to five (5) material contracts that the Company includes in their English versions in the exhibits to its Form 10-SB/A as follows:
i.	Tenancy Agreement, dated June 29, 2007, by and between Jing Hui Tong Real Estate Management Company and Inner Mongolia Sunrise Petroleum Limited (the “Tenancy Agreement”).

ii.	The Contract of the Chinese-foreign Equity Joint Venture Inner Mongolia Sunrise Petroleum CO.LTD. (the “JV Agreement”).

iii.	Contract for Cooperation and Joint Development, dated August 23, 2006, by and between Chifeng Zhongtong Oil and Natural Gas Co., Ltd. and Inner Mongolia Production Company (HK) Ltd. (the “Chifeng Agreement”).

iv.	Production Sharing Contract for Exploitation of Coalbed Methane Resources in Zijinshan Area, Shanxi Province, The People’s Republic of China, dated October 26, 2007, by and between Pacific Asia Petroleum, Ltd. and China United Coalbed Methane Corp. Ltd. (the “CUCBM PSC”).

v.	Agreement on Joint Cooperation, dated May 31, 2007, by and between Sino Geophysical Co., Ltd. and the Company (the “SINOGEO Agreement”).
The Tenancy Agreement provides that the agreement is written in Chinese and English, with the Chinese version prevailing in the case of any discrepancies and the laws of the People’s Republic of China governing.
The JV Agreement provides that it is written in both Chinese and English, with both language versions being equally authentic, and in the event of any discrepancy between the two versions, the Chinese version shall prevail. In addition, the laws of the People’s Republic of China shall govern the JV Agreement.
The Chifeng Agreement provides that the agreement shall be executed in both Chinese and English, with both the Chinese and English versions having the same weight. Any disputes, controversies or claims shall be submitted to the China International Economic and Trade Arbitration Commission located in Beijing, China, or litigated in the local court.
The CUCBM PSC provides that the text of the agreement, annexes and supplementary documents shall be written in both Chinese and English, with both versions having equal force and effect, and that the laws of the People’s Republic of China shall govern.
The SINOGEO Agreement provides that it shall be signed in both Chinese and English, and that the laws of the People’s Republic of China shall govern.

Securities and Exchange Commission
November 20, 2007

Accordingly, based on the terms of these agreements, inconsistencies between the Chinese and English versions shall be governed by the Chinese versions in the case of the Tenancy Agreement and the JV Agreement. Inconsistencies between the Chinese and English versions of the other contracts will be resolved in accordance with Chinese law. Footnotes in the Index to Exhibits to the Form 10-SB/A have been included to disclose the foregoing.
Description of Business, page 3
Chifeng Zhongtong Oil and Natural Gas Co., page 8
2.	We note your revised disclosure in response to our prior comment 12. Please further expand your disclosure to clarify who bears the risk of any cost overruns, and whether you will receive any cost reimbursement if the production license is not received.
With regard to your obligation to sell the balance of the oil produced to CHIFENG, while CHIFENG is not obligated to pay you until the oil is resold by CHIFENG, clarify how the sales price for the oil that you sell to CHIFENG versus the price that CHIFENG resells to others is determined.
Expand your revenue accounting policy disclosures on pages 67 and 80 to address this sales arrangement with CHIFENG. Additionally, explain why you account for transportation costs as a reduction of oil and natural gas sales revenues, rather than as an expense.
     COMPANY RESPONSE
The Company has expanded its disclosure with respect to the CHIFENG development contract as requested to disclose that all cost overruns are borne by CHIFENG, and, further, to clarify there is no double sale of crude oil; rather, the development contract stipulates that CHIFENG takes possession of all crude oil produced, sells such crude oil on the Company’s behalf to third parties, and then provides to the Company the actual sales price received, minus the stated royalty and management fee. Therefore, there is only one sale by CHIFENG directly to third parties, with the Company receiving all the proceeds less the stated royalty and management fee.
The Company has also revised its Form 10-SB/A to expand the revenue policy disclosures to address the CHIFENG sales arrangement, and removed the statements indicating that the Company accounts for transportation costs as a reduction of oil and natural gas sales revenues, as such transportation costs are properly characterized as an expense. With respect to transportation costs in connection with the CHIFENG development agreement, the Company does not have any transportation costs as CHIFENG takes possession of the crude oil and sells it to a buyer at the wellhead.

Securities and Exchange Commission
November 20, 2007

Coal Bed Methane and Tight Gas Sand Ventures, page 10
3.	We note you disclose that, in September 2007, you entered into four asset transfer agreements with ChevronTexaco China Energy Company to purchase participating interests held by ChevronTexaco in production sharing contracts with respect to four CBM and tight gas sand resource blocks in China, for an aggregate base purchase price of $61 million, subject to certain income and expense adjustments prior to closing. Please expand your disclosure to discuss the contract in more detail, including, but not limited to, the extent and nature of your shared costs, the extent of your involvement in the operations of the properties, and how your participating interests compare to traditional working interests. Please be reminded that acquisition of working interests is ordinarily considered to be an acquisition of a business, for which pro forma and separate financial statements may be necessary, pursuant to Rule 3-05 of Regulation S-X.
     COMPANY RESPONSE
The Company has revised its disclosures as applicable in its Form 10-SB/A to provide expanded disclosure regarding the Chevron Agreements, including the nature of the Company’s shared costs, the extent of the Company’s involvement in the operations of the properties, and how the Company’s participating interests compare to traditional working interests. In this venture, the Company is not acquiring a working interest in a business; rather, the Company is acquiring a direct interest in the assets, including the wells drilled and all the hydrocarbon assets under the ground in the contract areas. The Company anticipates providing further disclosure with respect to the Chevron Agreements and related operations when, and if, the Company consummates the purchase of these assets pursuant to the Chevron Agreements.
Financial Statements, page 55
Notes to Condensed Consolidated Financial Statements, page 64
Note 2 — Merger and Recapitalization, page 65
4.	We have reviewed the schedules that you supplementally provided in response to prior comment 35. Please reconcile for us the $18,133,931 consolidated total equity immediately after the merger, per Exhibit III, to the corresponding amount presented in your statement of stockholders’ equity.

Securities and Exchange Commission
November 20, 2007

     COMPANY RESPONSE
     The requested reconciliation is as follows:

Stockholders’ Equity (Deficiency) — May 7, 2007	$18,133,931

Post-merger acquisition costs and adjustments	(5,905)
Amortization of options fair value post merger	17,018
Currency translation — 2007 post merger	21,961
Net loss — 2007 post merger	(361,355)

Stockholders’ Equity (Deficiency) — June 30, 2007 Per statement of stockholders’ equity	$17,805,650

     The Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the Form 10-SB/A, that the Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the fling, and that the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     In addition to effecting the changes discussed above, the Company has made various other changes and has endeavored to update the information in the Form 10-SB/A.
     Please direct questions regarding this response letter to the undersigned at (510) 690-0065.

Yours truly, Pacific Asia Petroleum, Inc.
Per: /s/ Clark R. Moore
Clark R. Moore Corporate Counsel

Enclosures